Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies.
Schedule of future minimum rental payments for operating leases
Three months ended December 31, 2014	$95,000
2015	334,000
2016	225,000
2017	21,000
$675,000

2014	$336,000
2015	292,000
2016	183,000